Income Taxes - Provision for income taxes for continuing operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal, current	$ 28,512	$ (1,779)
State, current	15,024	(433)
Current income tax expense	43,536	(2,212)
Deferred	1,999	9,527
Federal, computed at statutory rate	35,351	16,723
State income taxes (net of Federal income tax benefit)	10,186	2,476
Tax Cut and Jobs Act of 2017	0	(11,834)
Other, net	(2)	(50)
Continuing operations tax expense	524	7,350
Discontinued operations tax expense	45,286	(21)
Tax expense continuing operations and discontinued operations	45,810	7,329
Comprehensive income tax expense	(275)	(14)
Total tax expense	$ 45,535	$ 7,315